HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401	HV-4824 - Group Variable Funding Agreements - The HART Program
333-114404	HV-4900 - Group Variable Funding Agreements - The HART Program

Supplement dated June 20, 2014 to your Prospectus

INVESTMENT ADVISER CHANGE

HARTFORD GLOBAL EQUITY INCOME FUND - CLASS A

THE HARTFORD BALANCED FUND - CLASS A

THE HARTFORD CAPITAL APPRECIATION FUND - CLASS A

THE HARTFORD DIVIDEND AND GROWTH FUND - CLASS A

THE HARTFORD GROWTH OPPORTUNITIES FUND - CLASS A

THE HARTFORD HEALTHCARE FUND - CLASS A

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND - CLASS A

THE HARTFORD SMALL COMPANY FUND - CLASS A

THE HARTFORD SMALLCAP GROWTH FUND - CLASS A

Hartford Investment Financial Services, LLC, the investment adviser for the above referenced Sub-Accounts, is hereby corrected to read “Hartford Funds Management Company, LLC”.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE